STOCKHOLDERS' EQUITY (DEFICIT)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
3.	Stockholders’ EQUITY (deficit)

On February 25, 2014, Vizio converted from a limited liability company to a C corporation pursuant to Delaware law, and changed its name to Viatar CTC Solutions Inc. Each Class A member unit was converted into one share of common stock and each Class B member unit was converted into one share of Series A Preferred Stock (the “Preferred Stock”). Each warrant to purchase Class A member units was converted into one warrant to purchase one share of common stock. The 2010 Incentive Plan was amended to provide for the issuance of common stock instead of Class B member units, and 3,000,000 shares of common stock are reserved for future issuance.

Viatar CTC Solutions’ capital structure consists of the authorization to issue 100,000,000 shares of common stock and 20,000,000 shares of Preferred Stock, which may be issued in series as designated by the Board of Directors. Each series of Preferred Stock shall have such voting and other rights as designated at the time of establishment by the Board of Directors.

Each issued share of common stock and Preferred Stock has one vote and the approval of a majority of the Preferred Stock, voting as a separate class, is required to approve any corporate action. The Preferred Stock is entitled to participate in dividends, rights issuances and property distributions on the same terms that the Class B member units had since the formation of the Company; namely, 20% of the dividends, rights and property distributed to common stockholders. Upon liquidation of the Company, the Preferred Stock is entitled to 20% of the liquidation value, subject to a priority $13,470,000 allocation to the common shares. This formulation preserves the right of the former Class B member units to participate in profits once the holders of Class A member units recouped their aggregate capital contributions.

As of February 25, 2014, immediately following the conversion of the Company from a limited liability company to a C corporation, 15,196,292 shares of common stock and 4,000,000 shares of Preferred Stock were issued and outstanding. Also as of that date, 410,000 shares of common stock were reserved for issuance pursuant to warrants at prices ranging from $1 to $2 per share and expiring in 2014 through 2019.

As of June 30, 2014, 15,776,105 shares of common stock and 4,000,000 shares of Preferred Stock were issued and outstanding.

During the six months ended June 30, 2014 and 2013, Viatar CTC Solutions issued an aggregate of 0 and 100,000 shares of common stock, respectively, in exchange for $0 and $150,000, respectively, principal amount of a 5% secured promissory note due December 31, 2014. As of June 30, 2014 and December 31, 2013, the outstanding note balance was $737,622, and $721,782, respectively.

During the six months ended June 30, 2014 and 2013, Viatar CTC Solutions issued 29,731 and 14,605 and accrued 25,591 and 13,063 shares of common stock, respectively, to Aquamarijn Microfiltration BV (“Aquamarijn”), the holder of the noncontrolling interest pursuant to an anti-dilution adjustment originating in 2010 in consideration for the grant of the license of intellectual property. It provides for the issuance of additional common stock as is necessary to maintain a 2% ownership interest in Viatar CTC Solutions. This annual anti-dilution adjustment is in effect until the first to occur of (x) the first approval for a product, or (y) $10 million of capital being raised at a valuation that is greater than $1 per share of common stock (see Note 10). The anti-dilution adjustments are in lieu of cash royalty payments by Viatar CTC Solutions or its sublicensees. The derivative liability associated with the anti-dilution adjustment was $9,000 and $10,800 at June 30, 2014 and December 31, 2013, respectively. The Company estimated the fair value of the derivative liability using a probability weighted approach that considered the possible outcomes based on assumptions related to the timing and probability of expected capital raises and product approval. The agreement providing for the anti-dilution adjustment was terminated as of August 21, 2014.

During the six months ended June 30, 2014, Viatar CTC Solutions raised $805,000 through the issuance of 658,750 shares of common stock, of which 93,750 shares were issued as offering costs.

During the six months ended June 30, 2014 and 2013, Viatar CTC Solutions issued an aggregate of 197,500 and 50,000 warrants, respectively, in connection with the sale of common stock. The warrants are not transferable without prior written consent of Viatar CTC Solutions. The warrants are exercisable at prices ranging from $1 to $2 each and expire between 2014 and 2019. The fair value of the warrants issued in the six months ended June 30, 2014 and 2013 were $116,995 and $32,525, respectively, based on the Black-Scholes option pricing model. During the six months ended June 30, 2014, 50,000 warrants were exercised for $50,000 and 50,000 shares of common stock.

During the six months ended June 30, 2014, professional advisory firms were paid $35,000, issued 231,063 shares, and an additional 344,196 shares are restricted and held in escrow for 12 months for financial and legal services related to the conversion to a C corporation and a planned equity offering. The shares issued to these firms were valued at $1 per share totaling $231,063 which have been expensed to general and administrative on the condensed consolidated statements of operations as no equity was raised from the offering, which closed in June 2014. No shares were issued in the six months ended June 30, 2013 for the cost of raising equity.

For each of the six month periods ended June 30, 2014 and 2013, 100,000 shares of common stock were issued for annual service by the non-officer board of managers which are being expensed using the straight-line method. As of June 30, 2014 and 2013, $50,000 has been expensed and $50,000 remains in prepaid expenses, respectively, on the condensed consolidated balance sheets. In April 2014, an additional 150,000 shares were issued to Bridgemedica as a result of a settlement in lieu of cash for prior services performed (see Note 7).

3.	MEMBERS’ deficit

Vizio’s capital structure consists of the authorization to issue 16,000,000 Class A member units and 4,000,000 Class B member units. Vizio is also authorized to issue warrants. Each issued Class A member unit has one vote. The Class B member units and the warrants do not have voting rights. The Class B member units were originally issued to the managing member of Vizio and represent a non-dilutable 20% economic interest in its profits. The profits and losses of Vizio, as defined in the operating agreement, are allocated to the members in accordance with their respective ownership percentage interests, provided that such percentage interest is adjusted to reflect the 20% profits interest that is allocable to the holders of the Class B member units. The Class B member units are not allocated any losses; and before the Class B member units are allocated any profits, the Class A member units are to first be allocated an aggregate amount of profits equal to the aggregate amount of losses previously allocated to them.

As of December 31, 2013, 14,496,561  Class A member units and 4,000,000 Class B member units were issued and outstanding. As of December 31, 2012, 13,728,140 Class A member units and 4,000,000 Class B member units were issued and outstanding.

During 2013 and 2012, Vizio issued an aggregate of 140,000 and 378,000 Class A member units, respectively, in exchange for $210,000 and $567,000, respectively, principal amount of a 5% secured promissory note due December 31, 2014. As of December 31, 2013 and 2012, the outstanding note balance was $721,782, and $574,927 respectively, including $44,782 and $7,927, respectively of accrued interest receivable.

As of December 31, 2013 and 2012, Vizio issued an aggregate of 150,000 and 75,000 warrants, respectively, in connection with the sale of Class A member units. The warrants are not transferable without prior written consent of Vizio. The warrants are exercisable at prices ranging from $1 to $2 each and expire in 2017 and 2018. The fair value of the warrants issued in 2013 and 2012 were $101,805 and $123,353, respectively, based on the Black-Scholes option pricing model.

In 2013 and 2012, Vizio issued 14,605 and accrued 13,063 and issued 91,395 Class A member units, respectively, to the noncontrolling interest pursuant to an anti-dilution adjustment originating in 2010 in consideration for the grant of the license of intellectual property. It provides for the issuance of additional Class A member units as is necessary to maintain a 2% ownership interest in Vizio. This annual anti-dilution adjustment is in effect until the first to occur of (x) the first approval for a product, or (y) $10 million of capital being raised at a valuation that is greater than $1 per Class A member unit. The anti-dilution adjustments are in lieu of cash royalty payments by Vizio or its sublicensees. The derivative liability associated with the anti-dilution adjustment was $10,800 and $27,000 at December 31, 2013 and 2012, respectively. The Company estimated the fair value of the derivative liability using a probability weighted average approach that considered the possible outcomes based on a assumptions related to the timing and probability of expected capital raises and product approval.

In 2013, Vizio issued 51,812 Class A member units to a licensor in lieu of cash reimbursement for $51,812 of accrued patent expenses. In 2013 and 2012, Vizio issued an aggregate of 117,004 and 446,500 Class A member units, respectively, for the cost of raising equity and 100,000 each year for annual service by the non-officer board of managers. In 2011, Vizio issued 300,000 units for equity raised.

In 2010, Vizio and its managing member, who was then the owner of all of the Class B member units, jointly implemented an Equity Incentive Plan (the “Incentive Plan”) to provide employees and consultants with incentive compensation awards. The managing member contributed 1,000,000 of the 4,000,000 Class B member units discussed above to the Plan. The units are not transferable without prior written consent of Vizio. As of December 31, 2013, the participants in the Plan hold 595,000 vested and 345,000 unvested Class B member units; an additional 60,000 Class B member units are reserved for future issuance under the Plan.

Viatar’s capital structure consists of the authorization to issue 1,000,000 member units. Each issued member unit has one vote. The profits and losses of Viatar, as defined in the operating agreement, are allocated to the members in accordance with their respective ownership percentage interests. During 2013, Vizioi acquired 420 units from the other member of Viatar in exchange for an exclusive license to appropriate patents owned by Viatar. Viatar accounted for this as an equity transaction whereby the fair value of the noncontrolling interest was adjusted to reflect the change in ownership of Viatar, with no corresponding gain or loss recognized in the consolidated statements of operations. As of December 31, 2013 and 2012, 304,000 and 1,000 member units, respectively, were issued and outstanding, of which Vizio held 303,920 and 500, respectively, and another entity held 80 and 500, respectively.